Accumulated other comprehensive loss (Details 1) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax Opening Balance	(3,861)		(3,316)		(1,765)
Accumulated other comprehensive loss - Opening Balance	(3,257)		(2,839)		(1,709)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign currency translation adjustments - pre-tax	46		(5)		8
Foreign currency translation adjustments - net of tax	105		(22)		27
Actuarial loss arising during the year- pre-tax	1,544		(660)		(1,541)
Actuarial loss arising during the year - net of tax	1,132		(484)		(1,144)
Prior service cost from plan amendment arising during the year - pre-tax	0		(6)		(28)
Prior service cost from plan amendment arisiing during the year - net of tax			(4)		(21)
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock - pre-tax	0		0		(2)	[1]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax					(1)
Amortization of net actuarial loss - pre-tax	226	[2]	119	[2]	8	[2]
Amortization of net actuarial loss - net of tax	166		87		6
Amortization of prior service cost - pre-tax	5	[2]	7	[2]	4	[2]
Amortization of prior service cost - net of tax	4		5		3
Other comprehensive income (loss) before income taxes	1,821		(545)		(1,551)
Other comprehensive income loss tax	414		(127)		(421)
Other comprehensive income (loss)	1,407		(418)		(1,130)
Accumulated other comprehensive income (loss) - Closing	(1,850)		(3,257)		(2,839)
Accumulated Other Comprehensive Income (Loss), before Tax Closing Balance	(2,040)		(3,861)		(3,316)
Derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax Opening Balance	8		8		10
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock - pre-tax					(2)
Other comprehensive income (loss) before income taxes	0		0		(2)
Accumulated Other Comprehensive Income (Loss), before Tax Closing Balance	8		8		8
Pension and other postretirement benefit plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax Opening Balance	(3,290)		(2,750)		(1,193)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial loss arising during the year- pre-tax	1,544		(660)		(1,541)
Prior service cost from plan amendment arising during the year - pre-tax			(6)		(28)
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss - pre-tax	226		119		8
Amortization of prior service cost - pre-tax	5		7		4
Other comprehensive income (loss) before income taxes	1,775		(540)		(1,557)
Accumulated Other Comprehensive Income (Loss), before Tax Closing Balance	(1,515)		(3,290)		(2,750)
Foreign currency items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax Opening Balance	(579)		(574)		(582)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign currency translation adjustments - pre-tax	46		(5)		8
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss) before income taxes	46		(5)		8
Accumulated Other Comprehensive Income (Loss), before Tax Closing Balance	(533)		(579)		(574)
Tax recovery (expense) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income Loss Tax Opening balance	604		477		56
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign currency translation adjustments - tax	59		(17)		19
Actuarial loss arising during the year - tax	(412)		176		397
Prior service cost from plan amendment arising during the year - tax			2		7
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock - tax					1	[3]
Amortization of net actuarial loss - tax	(60)	[3]	(32)	[3]	(2)	[3]
Amortization of prior service cost - tax	(1)	[3]	(2)	[3]	(1)	[3]
Other comprehensive income loss tax	(414)		127		421
Accumulated Other Comprehensive Income Loss Tax Closing balance	190		604		477

[1]	Reclassified to Other income on the Consolidated Statement of Income.
[2]	Reclassified to Labor and fringe benefits on the Consolidated Statement of Income and included in components of net periodic benefit cost. See Note 11 - Pensions and other postretirement benefits to the Company's Annual Consolidated Financial Statements.
[3]	Included in Income tax expense on the Consolidated Statement of Income.